OTHER COMPREHENSIVE INCOME (LOSS) (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of analysis of other comprehensive income by item [abstract]
Disclosure of other comprehensive income (loss)
Other comprehensive (loss) income consists of the following:

(US$ Millions) Years ended Dec. 31,	2020	2019	2018
Items that may be reclassified to net income:
Foreign currency translation
Unrealized foreign currency translation gains (losses) in respect of foreign operations	$87	$207	$(1,193)
Reclassification of realized foreign currency translation gains to net income on disposition of foreign operations	—	26	19
Gains (losses) on hedges of net investments in foreign operations, net of income tax expense (benefit) of nil (2019 - $2 million; 2018 - $10 million)	650	(176)	386
Reclassification of hedges of net investment in foreign operations (losses) to net income on disposition of foreign operations	—	6	—
	737	63	(788)
Cash flow hedges
Gains (losses) on derivatives designated as cash flow hedges, net of income tax expense (benefit) of $4 million (2019 - $4 million; 2018 - $25 million)	116	21	34
	116	21	34
Equity accounted investments
Share of unrealized foreign currency translations gains (losses) in respect of foreign operations	4	—	(9)
Reclassification gains from hedges of net investment in foreign operation to net income on disposition of foreign operations	—	1	—
Share of (losses) gains on derivatives designated as cash flow hedges, net of income tax expense (benefit) of nil (2019 - nil; 2018 – nil)	(62)	(51)	1
	(58)	(50)	(8)
Items that will not be reclassified to net income:
Unrealized gains (losses) on securities - FVTOCI, net of income tax benefit of $11 million (2019 - $6 million; 2018 - $2 million)	17	(7)	(2)
Share of (losses) revaluation surplus on equity accounted investments, net of income tax expense (benefit) of nil (2019 - nil; 2018 - $(5) million)	(206)	16	92
Net remeasurement gains (losses) on defined benefit plan, net of income tax expense of nil (2019 – nil; 2018 – nil)	(1)	(1)	2
(Losses) Revaluation surplus, net of income tax expense of $49 million (2019 –$22 million; 2018 – $1 million)	(191)	281	254
	(381)	289	346
Total other comprehensive income (loss)	$414	$323	$(416)